Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Trade and Other Receivables	TRADE AND OTHER RECEIVABLES

	December 31, 2021	December 31, 2020
Trade receivables	$14,207	$17,172
VAT receivables(1)	24,621	18,991
Income tax receivables	8,046	10,085
Other receivables	3,386	9,624
	$50,260	$55,872
(1)    At December 31, 2021, the Company had $12.3 million (2020 – $14.6 million) and $16.7 million (2020 – $8.2 million) of VAT receivable in Brazil and Mexico, respectively, of which $8.8 million (2020 – $6.5 million) of the Brazilian VAT is included in other non-current assets as it is expected to be recovered more than 12 months after the reporting date.